Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485APOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 23, 2021
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001452937
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 24, 2021
Prospectus Date	rr_ProspectusDate	Sep. 24, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
FMQQ The Next Frontier Internet & Ecommerce ETF | FMQQ The Next Frontier Internet & Ecommerce ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMQQ